                                 T. Rowe Price
--------------------------------------------------------------------------------
                               Semiannual Report
                               Prime Reserve Fund
--------------------------------------------------------------------------------
                                November 30, 2000
================================================================================
REPORT HIGHLIGHTS
-----------------
PRIME RESERVE FUND
------------------
* Bucking a downward trend among longer-term yields, rates on very short-term securities rose during the past six months.
* The Prime Reserve Fund and PLUS shares turned in solid performances and outpaced their peer group average.
* As rates stabilized over the summer we looked for opportunities to lock in higher yields on securities with slightly longer maturity dates.
*    Interest rates will probably move lower in coming months.

================================================================================
UPDATES AVAILABLE
-----------------
     For updates on T. Rowe Price funds following the end of each calendar quarter, please see our Web site at www.troweprice.com.

================================================================================
FELLOW SHAREHOLDERS
-------------------
     The money markets proved to be a safe haven during the past six months amid significant stock market volatility. For most of the period, money market rates rose, contributing to a solid showing for the Prime Reserve Fund.

MARKET ENVIRONMENT
------------------
     U.S. fixed-income markets have settled down considerably since the last shareholder letter dated May 31. After hiking short-term interest rates repeatedly since early 1999, the Federal Reserve made its last tightening move on May 16, when it raised the federal funds target rate 50 basis points to 6.5%. The rate increases appeared to have the intended effect: GDP growth and consumer demand both cooled. At the same time, continued improvements in productivity helped to keep inflation at bay.

                     1-Year             90-Day           Federal Funds
                  Treasury Bill      Treasury Bill        Target Rate
                  -------------      -------------        -----------
11/30/1999            5.65                5.28                5.50
                      5.95                5.33                5.50
                      6.17                5.59                5.50
2/29                  6.22                5.81                5.75
                      6.30                5.88                6.00
                      6.19                5.78                6.00
5/31                  6.28                5.92                6.50
                      6.13                5.84                6.50
                      6.06                6.20                6.50
8/31                  6.23                6.31                6.50
                      6.08                6.21                6.50
                      6.11                6.38                6.50
11/30/2000            6.00                6.26                6.50

     Bond investors took advantage of this relative calm throughout the period by bidding up prices and correspondingly pushing down yields on intermediate- and long-term bonds. In the money market universe, however, yields took a bit longer to stabilize, and only really declined in November.

     The trends produced good total returns for bond investors while also keeping yields strong for cash investors. At 6.26% on November 30, 90-day Treasury bill yields were well above the 5.52% available from five-year Treasuries.

     The federal budget surplus continued to increase, leading to a reduction in the size and frequency of Treasury auctions. Together with the Treasury's buyback program, the dwindling supply of Treasuries bolstered demand for the asset class. Short-term corporate and mortgage-backed securities are more plentiful and their yields have tended to be better.


PERFORMANCE AND STRATEGY REVIEW
-------------------------------

PERFORMANCE COMPARISON
----------------------
Periods Ended 11/30/00        6 Months     12 Months
----------------------        --------     ---------
Prime Reserve Fund              3.10%        5.98%

Prime Reserve
PLUS Shares                     3.00         5.78

Lipper Money Market
Funds Average                   2.93         5.63

     Compared with equities, cash investments have produced only modest returns for the past several years. However, the choppy equity market environment of 2000 so far is a good example of the way cash can help buffer a portfolio's performance when other investments falter. Relatively speaking, your fund's 3.10% six-month and 5.98% 12-month results compared favorably with its Lipper peer group benchmark. In addition, dividends per share increased, and the seven-day compound dividend yield rose to an attractive 6.30%.

     The six-month return on the PLUS shares of the Prime Reserve Fund was 3.00%, and its 12-month advance was 5.78%. These results outpaced the benchmark average as well. The seven-day dividend yield on the PLUS shares also rose, from 5.91% six months ago to 6.12%. We were pleased with these results as the PLUS shares carry a higher expense ratio than the Prime Reserve Fund, reflecting additional services available to investors.

     We were able to stay a step ahead of our competitors by taking advantage of changes in the direction of interest rates. While the Fed was raising rates earlier in the year, we kept average maturity short. For example, at the end of May 2000, maturity stood at 43 days versus 53 days for the average money fund. This stance allowed us to reinvest proceeds from maturing securities more quickly into higher-yielding instruments. Once the Fed ceased to raise rates, however, we shifted into securities with slightly longer maturities to lock in their higher yields. On November 30, maturity was 58 days versus 56 for the peer group.

     When the Fed backed off its tightening program, we changed the portfolio structure to invest a large chunk of assets in securities with three- to six-month maturities, rather than among issues with broadly varying maturities. This is often called a "bullet" strategy, and it tends to perform better when rates are flat or declining.

     The portfolio's sector exposures changed modestly from six months ago. Fixed-rate securities became a larger component of the fund because we perceived floating-rate instruments to be relatively expensive, offering unattractive yields. For similar reasons, we trimmed holdings in commercial paper and in other areas of the portfolio to increase our stake in certificates of deposit. Within commercial paper, however, we once again raised the weighting in the asset-backed sector, where yields remain attractive and credit quality is extremely high.

OUTLOOK
-------
     Stable inflation and accelerating productivity have bought the Fed time to see if its 1999-to-2000 tightening program will bring about moderate economic growth while maintaining full employment. Fortunately, noninflationary growth appears achievable: softening labor markets are slowing income growth; weaker income growth is limiting demand; and more moderate demand is cooling production and hiring plans. As a result, third-quarter GDP has been much lower than recent quarters.

     For these reasons, we think that money market rates will continue to fall. Because higher oil prices, disappointing corporate earnings, and higher interest rates increase the risks of a hard landing, we think there's a good possibility that the Fed will lower rates in the coming three to six months. As usual, your fund will continue to seek attractive yields while maintaining high credit quality.

Respectfully submitted,

/s/

Edward A. Wiese
President

December 14, 2000

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
KEY STATISTICS
                                                        5/31/00       11/30/00
                                                        -------       --------
PRIME RESERVE SHARES
--------------------------------------------------------------------------------
Price Per Share                                       $   1.00       $   1.00
--------------------------------------------------------------------------------
Dividends Per Share
--------------------------------------------------------------------------------
    For 6 months                                          0.028          0.031
--------------------------------------------------------------------------------
    For 12 months                                         0.051          0.058
--------------------------------------------------------------------------------
Dividend Yield (7-Day Compound) *                         6.15%          6.30%
--------------------------------------------------------------------------------
Weighted Average Maturity (days)                           43             58
--------------------------------------------------------------------------------
Weighted Average Quality **                           First Tier     First Tier
--------------------------------------------------------------------------------

PRIME RESERVE PLUS SHARES
--------------------------------------------------------------------------------
Price Per Share                                       $   1.00       $   1.00
--------------------------------------------------------------------------------
Dividends Per Share
--------------------------------------------------------------------------------
    For 6 months                                          0.027          0.030
--------------------------------------------------------------------------------
    For 12 months                                         0.049          0.056
--------------------------------------------------------------------------------
Dividend Yield (7-Day Compound) *                         5.91%          6.12%
--------------------------------------------------------------------------------
Weighted Average Maturity (days)                           43             58
--------------------------------------------------------------------------------
Weighted Average Quality **                           First Tier     First Tier
--------------------------------------------------------------------------------
* Dividends earned and reinvested for the periods indicated are annualized and divided by the fund's net asset value per share at the end of the period.

** All securities purchased in the money fund are rated in two highest categories (tiers) as established by the national rating agencies or, if unrated, are deemed of comparable quality by T. Rowe Price.

     To  request  a  prospectus  for  any  T.  Rowe  Price  fund,   please  call
1-800-638-5660. Read the prospectus carefully before investing.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------
PORTFOLIO HIGHLIGHTS
--------------------
SECTOR DIVERSIFICATION
----------------------
                                                   Percent of     Percent of
                                                   Net Assets     Net Assets
                                                      5/31/00       11/30/00
-------------------------------------------------------------------------------
U.S. Negotiable Bank Notes                                3%             2%
-------------------------------------------------------------------------------
Certificates of Deposit                                  24             32
-------------------------------------------------------------------------------
    Domestic Negotiable CDs                               4              3
-------------------------------------------------------------------------------
    Eurodollar Negotiable CDs                             3             15
-------------------------------------------------------------------------------
    U.S. Dollar Denominated Foreign Negotiable CDs       17             14
-------------------------------------------------------------------------------
Commercial Paper and Medium-Term Notes                   69             64
-------------------------------------------------------------------------------
    Asset-Backed                                         20             22
-------------------------------------------------------------------------------
    Banking                                              17             20
-------------------------------------------------------------------------------
    Finance and Credit                                    3              5
-------------------------------------------------------------------------------
    Insurance                                             5              3
-------------------------------------------------------------------------------
    Telephone                                             3              3
-------------------------------------------------------------------------------
    All Other                                            21             11
-------------------------------------------------------------------------------
Foreign Government and Municipalities                     1              1
-------------------------------------------------------------------------------
Funding Agreements                                        2              2
-------------------------------------------------------------------------------
Other Assets Less Liabilities                             1             -1
-------------------------------------------------------------------------------
Total                                                   100%           100%

Fixed-Rate Obligations                                   80             85
-------------------------------------------------------------------------------
Floating-Rate Obligations                                20             15

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------
PERFORMANCE COMPARISON
----------------------
     These charts show the value of a hypothetical $10,000 investment in each fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The result is compared with benchmarks, which may include a broad-based market index and a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.



              Lipper Money Market Funds Average     Prime Reserve Shares
              ---------------------------------     --------------------
Nov-1990                    10000                           10000
Nov-1991                    10598                           10588
Nov-1992                    10968                           10955
Nov-1993                    11257                           11243
Nov-1994                    11647                           11637
Nov-1995                    12277                           12276
Nov-1996                    12880                           12883
Nov-1997                    13526                           13535
Nov-1998                    14208                           14231
Nov-1999                    14859                           14894
Nov-2000                    15721                           15785


              Lipper Money Market Funds Average    Prime Reserve PLUS Shares
              ---------------------------------    -------------------------
11/1/1998                   10000                           10000
May-1999                    10204                           10250
Nov-1999                    10435                           10483
May-2000                    10709                           10766
Nov-2000                    10986                           11089


AVERAGE ANNUAL COMPOUND TOTAL RETURN
------------------------------------
     This table shows how each fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
                                                               Since  Inception
Periods Ended 11/30/00       1 Year   5 Years   10 Years   Inception       Date
----------------------       ------   -------   --------   ---------       ----
Prime Reserve Shares          5.98%     5.16%     4.67%      7.31%     1/26/76
Prime Reserve PLUS shares     5.78         -         -       5.10      11/1/98

     Investment return represents past performance and will vary. An investment in the fund is not insured or guaranteed by the FDIC or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------                                      Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
PRIME RESERVE SHARES
--------------------
PRIME RESERVE SHARES
                      6 Months      Year
                         Ended     Ended
                      11/30/00   5/31/00  5/31/99   5/31/98    5/31/97   5/31/96
NET ASSET VALUE

Beginning of period   $  1.000 $   1.000 $  1.000  $  1.000   $  1.000 $  1.000
Investment activities
 Net investment
 income (loss)           0.031     0.051    0.047     0.050      0.048    0.051
Distributions
 Net investment income  (0.031)   (0.051)  (0.047)   (0.050)    (0.048)  (0.051)

NET ASSET VALUE
End of period         $  1.000 $   1.000 $  1.000  $  1.000   $  1.000 $  1.000

Ratios/Supplemental Data
Total return*            3.10%     5.22%    4.82%     5.16%     4.92%     5.25%
-------------------------------------------------------------------------------
Ratio of total expenses
to average net assets    0.56%+    0.62%    0.66%     0.63%     0.64%     0.66%
-------------------------------------------------------------------------------
Ratio of net investment
income (loss) to average
net assets               6.09%+    5.11%    4.70%     5.06%     4.83%     5.07%
-------------------------------------------------------------------------------
Net assets, end of period
(in millions)         $  5,558 $  5,618  $ 5,169  $  4,889  $  4,561  $  4,011

* Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions.
+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------                                      Unaudited
For a share outstanding throughout each period

FINANCIAL HIGHLIGHTS
--------------------
PRIME RESERVE PLUS SHARES
-------------------------
                                   6 Months          Year         11/1/98
                                      Ended         Ended         Through
                                   11/30/00       5/31/00         5/31/99
NET ASSET VALUE
Beginning of period                $  1.000      $  1.000        $  1.000
Investment activities
 Net investment income (loss)         0.030         0.049           0.025
Distributions
 Net investment income               (0.030)       (0.049)         (0.025)
-----------------------------------------------------------------------------
NET ASSET VALUE
End of period                      $  1.000      $  1.000        $  1.000

Ratios/Supplemental Data
Total return*                         3.00%         5.04%           2.50%
-----------------------------------------------------------------------------
Ratio of total expenses to
average net assets                    0.77%+        0.79%           0.82%+
-----------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets          5.90%+        5.03%           4.22%+
-----------------------------------------------------------------------------
Net assets, end of
period (in millions)               $     56      $     49        $    20


* Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions.

+    Annualized

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------
Unaudited                                                     November 30, 2000

STATEMENT OF NET ASSETS
-----------------------                                    Par         Value
                                                                In thousands
BANK NOTES  1.8%
First Union National Bank
    VR
       6.62%, 12/18/00                                $   10,000  $     10,000
-------------------------------------------------------------------------------
       6.91%, 1/26/01                                     15,000        15,012
-------------------------------------------------------------------------------
Fleet National Bank, VR, 6.80%, 12/27/00                  10,000        10,004
-------------------------------------------------------------------------------
Key Bank N.A.
    VR
       6.661%, 12/29/00                                   17,000        17,005
-------------------------------------------------------------------------------
       6.924%, 7/13/01                                    25,000        25,014
-------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank, 6.75%, 12/3/01                24,900        24,900
-------------------------------------------------------------------------------
Total Bank Notes (Cost  $101,935)                                      101,935
-------------------------------------------------------------------------------

CERTIFICATES OF DEPOSIT  32.3%
Abbey National
    (London)
       6.61%, 12/27/00                                    50,000        50,000
-------------------------------------------------------------------------------
       7.33%, 5/16/01                                     33,000        33,002
-------------------------------------------------------------------------------
Allfirst Bank
    VR
       6.61%, 12/11/00                                     5,880         5,880
-------------------------------------------------------------------------------
       6.617%, 12/27/00                                    9,000         9,000
-------------------------------------------------------------------------------
American Express Centurion Bank, 6.64%, 1/16/01           50,000        50,000
-------------------------------------------------------------------------------
Banco Bilbao Vizcaya Argentaria
       6.68%, 1/22/01                                     24,750        24,751
-------------------------------------------------------------------------------
    (London)
       6.63%, 5/21/01                                     45,000        45,001
-------------------------------------------------------------------------------
       6.68%, 3/28/01                                      5,000         5,000
-------------------------------------------------------------------------------
Bank Austria, 6.185%, 12/1/00                             50,000        50,000
-------------------------------------------------------------------------------
Bank of Nova Scotia, 6.22%, 12/4/00                       45,000        45,000
-------------------------------------------------------------------------------
Banque Paribas, 6.75%, 3/19/01                            10,000         9,999
-------------------------------------------------------------------------------

Bayerische Vereinsbank
    (London)
       6.64%, 3/1/01                                      30,000        30,000
-------------------------------------------------------------------------------
       6.70%, 1/8/01                                      50,000        50,000
-------------------------------------------------------------------------------
       7.17%, 5/8/01                                      10,000         9,999
-------------------------------------------------------------------------------
Canadian Imperial Bank of Commerce, 6.62%, 12/27/00       45,750        45,751
-------------------------------------------------------------------------------
Chase Manhattan Bank (U.S.A), 6.72%, 1/31/01              50,000        50,000
-------------------------------------------------------------------------------
Commerzbank
       6.85%, 5/9/01                                  $   50,000  $     50,009
-------------------------------------------------------------------------------
       7.145%, 6/26/01                                    50,000        49,999
-------------------------------------------------------------------------------
Credit Agricole Indosuez
       6.63%, 12/9 - 12/20/00                            135,000       134,999
-------------------------------------------------------------------------------
       6.65%, 1/30/01                                     15,000        15,000
-------------------------------------------------------------------------------
Danske Bank, 6.60%, 12/1/00                               50,000        50,000
-------------------------------------------------------------------------------
Deutsche Bank
       6.19%, 12/1/00                                     30,000        30,000
-------------------------------------------------------------------------------
       6.225%, 12/18/00                                   45,000        44,999
-------------------------------------------------------------------------------
Dresdner Bank
    (London)
       6.65%, 1/31/01                                     35,000        35,000
-------------------------------------------------------------------------------
       6.74%, 2/21/01                                     89,000        88,999
-------------------------------------------------------------------------------
Firstar Bank N.A., 6.66%, 1/10/01                         50,000        50,000
-------------------------------------------------------------------------------
Halifax
       6.61%, 12/14/00                                    30,000        30,000
-------------------------------------------------------------------------------
       6.64%, 1/31/01                                     75,000        75,000
-------------------------------------------------------------------------------
       6.72%, 2/7/01                                      30,000        29,987
-------------------------------------------------------------------------------
Internationale Nederlanden Bank, 6.73%, 2/12/01           35,000        35,000
-------------------------------------------------------------------------------
Landesbank Baden-Wuerttemburg, 7.40%, 6/5/01              50,000        49,995
-------------------------------------------------------------------------------
Lloyds Bank, 6.615%, 2/12/01                             100,000       100,000
-------------------------------------------------------------------------------
Natexis Banque Populaires, 7.45%, 5/22/01                 30,250        30,250
-------------------------------------------------------------------------------
National Australia Bank, 6.65%, 1/29/01                   50,000        50,000
-------------------------------------------------------------------------------

Norddeutsche Landesbank Girozentrale
       7.30%, 5/11/01                                     25,000        25,000
-------------------------------------------------------------------------------
       7.42%, 6/4/01                                      26,150        26,150
-------------------------------------------------------------------------------
Rabobank Nederland, 7.29%, 5/16/01                        19,000        19,009
-------------------------------------------------------------------------------
Royal Bank of Canada, 6.30%, 12/20/00                     50,000        49,999
-------------------------------------------------------------------------------
Svenska Handelsbanken, 6.71%, 3/13/01                     50,000        49,995
-------------------------------------------------------------------------------
UBS, 6.275%, 12/18/00                                     20,000        19,999
-------------------------------------------------------------------------------
Union Bank of California, VR, 6.62%, 12/1/00              37,300        37,300
-------------------------------------------------------------------------------
Westdeutsche Landesbank, (London), 6.75%, 2/12/01         50,000        50,000
-------------------------------------------------------------------------------
Westpac Banking, 6.65%, 3/5/01                            49,500        49,501
-------------------------------------------------------------------------------
World Savings Bank, 6.60%, 2/1/01                         25,000        25,000
-------------------------------------------------------------------------------
Total Certificates of Deposit (Cost  $1,814,573)                     1,814,573
-------------------------------------------------------------------------------

COMMERCIAL PAPER  54.1%
Alpine Securitization
    4(2)
       6.50%, 12/1/00                                 $   27,873  $     27,873
-------------------------------------------------------------------------------
       6.60%, 1/12/01                                     32,000        31,754
-------------------------------------------------------------------------------
AON, 6.54%, 12/7/00                                        7,200         7,192
-------------------------------------------------------------------------------
Asset Securitization Cooperative
    4(2)
       6.50%, 2/7/01                                      40,000        39,509
-------------------------------------------------------------------------------
       6.52%, 2/6/01                                      75,000        74,090
-------------------------------------------------------------------------------
       6.53%, 1/17 - 1/25/01                              55,000        54,487
-------------------------------------------------------------------------------
AT&T, 4(2), VR, 6.819%, 1/16/01                           59,500        59,500
-------------------------------------------------------------------------------
AWB Finance, 4(2), 6.51%, 2/28/01                         20,000        19,678
-------------------------------------------------------------------------------
B.B.V Finance (Delaware), 6.52%, 2/5/01                   50,000        49,402
-------------------------------------------------------------------------------
Bank of America Corp., 6.55%, 2/13/01                     50,000        49,327
-------------------------------------------------------------------------------
Banque Nationale de Paris, (Canada), 6.56%, 1/10/01       23,430        23,259
-------------------------------------------------------------------------------
British Telecommunications, VR, 6.59%, 12/4/00            75,000        74,995
-------------------------------------------------------------------------------

CBA (Delaware) Finance
       6.50%, 1/19 - 1/29/01                              75,000        74,246
-------------------------------------------------------------------------------
Ciesco, 6.53%, 1/26/01                                    50,000        49,492
-------------------------------------------------------------------------------
Corporate Asset Funding
    4(2)
       6.53%, 2/8/01                                      30,000        29,624
-------------------------------------------------------------------------------
       6.548%, 1/12/01                                    24,500        24,313
-------------------------------------------------------------------------------
Corporate Receivables
    4(2)
       6.542%, 1/30/01                                    59,000        58,357
-------------------------------------------------------------------------------
       6.55%, 1/22/01                                     34,000        33,678
-------------------------------------------------------------------------------
DaimlerChrysler, ECN, 4(2), 6.53%, 12/5/00                40,000        39,971
-------------------------------------------------------------------------------
Delaware Funding
    4(2)
       6.53%, 1/18/01                                     11,955        11,851
-------------------------------------------------------------------------------
       6.55%, 1/17/01                                     40,000        39,658
-------------------------------------------------------------------------------
       6.58%, 1/16/01                                     55,857        55,387
-------------------------------------------------------------------------------
       6.60%, 1/22/01                                     10,121        10,025
-------------------------------------------------------------------------------
Dexia CLF Finance
    4(2)
       6.53%, 1/22 - 1/23/01                          $   90,000  $     89,147
-------------------------------------------------------------------------------
       6.54%, 1/16 - 1/18/01                              60,000        59,480
-------------------------------------------------------------------------------
Discover Card Master Trust, 4(2), 6.55%, 12/7/00          19,500        19,479
-------------------------------------------------------------------------------
Dover, VR, 4(2), 6.769%, 2/28/01                          32,500        32,500
-------------------------------------------------------------------------------
Enterprise Funding, 4(2), 6.53%, 2/16/01                  45,000        44,372
-------------------------------------------------------------------------------
Exxon Imperial, 4(2), 6.60%, 12/1/00                      10,367        10,367
-------------------------------------------------------------------------------
Falcon Asset Securitization
    4(2)
       6.50%, 12/1/00                                     45,000        45,000
-------------------------------------------------------------------------------
       6.53%, 1/22/01                                     20,000        19,811
-------------------------------------------------------------------------------
       6.60%, 1/23/01                                     25,000        24,757
-------------------------------------------------------------------------------
FCAR Owner Trust, 6.50%, 12/8/00                          15,000        14,981
-------------------------------------------------------------------------------
Fortis Funding
    4(2)
       6.50%, 3/9/01                                      19,550        19,204
-------------------------------------------------------------------------------
       6.53%, 1/12/01                                     18,000        17,863
-------------------------------------------------------------------------------
       6.54%, 1/10/01                                     37,900        37,625
-------------------------------------------------------------------------------
       6.55%, 1/31/01                                     25,000        24,722
-------------------------------------------------------------------------------

France Telecom, 4(2), 6.59%, 1/17/01                      17,500        17,349
-------------------------------------------------------------------------------
General Electric Capital International Funding
    4(2)
       6.51%, 1/26/01                                     50,000        49,494
-------------------------------------------------------------------------------
       6.52%, 2/1/01                                      31,000        30,652
-------------------------------------------------------------------------------
       6.53%, 1/18 - 1/19/01                             100,000        99,120
-------------------------------------------------------------------------------
Golden Funding, 4(2), 6.56%, 1/29/01                       2,000         1,979
-------------------------------------------------------------------------------
Greenwich Funding, 4(2), 6.53%, 1/26/01                   26,500        26,231
-------------------------------------------------------------------------------
Halliburton, 6.51%, 2/28/01                                9,500         9,347
-------------------------------------------------------------------------------
Jefferson Pilot
    4(2)
       6.53%, 2/20 - 2/26/01                              56,745        55,904
-------------------------------------------------------------------------------
KFW International Finance, 6.52%, 1/17/01                 25,000        24,787
-------------------------------------------------------------------------------
Market Street Funding, 4(2), 6.55%, 1/18/01               16,730        16,584
-------------------------------------------------------------------------------
MBNA Master Credit Card Trust II, 4(2)
        6.54%, 12/18/00                                   38,845        38,725
-------------------------------------------------------------------------------
Merita North America, 6.50%, 2/23/01                  $   49,750  $     48,996
-------------------------------------------------------------------------------
Merrill Lynch, 6.55%, 1/17/01                             52,645        52,195
-------------------------------------------------------------------------------
New Center Asset Trust, 6.53%, 1/31/01                    50,000        49,447
-------------------------------------------------------------------------------
Nordbanken North America, 6.53%, 1/23 - 1/24/01           50,000        49,515
-------------------------------------------------------------------------------
Park Avenue Receivables
    4(2)
       6.51%, 12/8 - 12/15/00                             38,573        38,501
-------------------------------------------------------------------------------
       6.60%, 1/25/01                                     43,000        42,566
-------------------------------------------------------------------------------
       6.63%, 1/24/01                                      6,285         6,223
-------------------------------------------------------------------------------
Preferred Receivables Funding
    4(2)
       6.56%, 1/10/01                                     70,000        69,490
-------------------------------------------------------------------------------
       6.58%, 2/1/01                                      65,000        64,263
-------------------------------------------------------------------------------
       6.61%, 1/24/01                                     50,000        49,504
-------------------------------------------------------------------------------
Principal Financial Services, 4(2), 6.56%, 1/10/01        15,000        14,891
-------------------------------------------------------------------------------
Repeat Offering Securitisation Entity
    4(2)
       6.53%, 1/22/01                                     48,280        47,824
-------------------------------------------------------------------------------
       6.54%, 1/23 - 1/29/01                              38,394        38,015
-------------------------------------------------------------------------------
       6.56%, 1/23/01                                        500           495
-------------------------------------------------------------------------------

Rio Tinto, 4(2), 6.514%, 2/14/01                          80,000        78,914
-------------------------------------------------------------------------------
San Paolo U.S. Finance, 6.52%, 1/24/01                    23,000        22,775
-------------------------------------------------------------------------------
Sand Dollar Funding
    4(2)
       6.53%, 2/14/01                                     34,056        33,593
-------------------------------------------------------------------------------
       6.55%, 2/28/01                                     37,889        37,275
-------------------------------------------------------------------------------
       6.56%, 1/19/01                                     16,500        16,353
-------------------------------------------------------------------------------
       6.60%, 1/12/01                                     15,000        14,884
-------------------------------------------------------------------------------
Sigma Finance, 4(2), 6.55%, 2/2/01                         3,750         3,707
-------------------------------------------------------------------------------
Svenska Handelsbanken Inc., 6.50%, 2/20/01                45,000        44,342
-------------------------------------------------------------------------------
Sysco, 4(2), 6.52%, 12/11/00                               2,015         2,011
-------------------------------------------------------------------------------
Tasmanian Public Finance, 4(2), 6.51%, 2/20/01            50,000        49,268
-------------------------------------------------------------------------------
Three Rivers Funding
    4(2)
       6.51%, 12/5/00                                     25,000        24,982
-------------------------------------------------------------------------------
       6.53%, 12/15/00                                    38,489        38,391
-------------------------------------------------------------------------------
       6.54%, 12/29/00                                    20,000        19,898
-------------------------------------------------------------------------------
Tulip Funding
    4(2)
       6.52%, 12/7 - 12/14/00                         $   60,619  $     60,504
-------------------------------------------------------------------------------
       6.55%, 2/15/01                                     50,000        49,309
-------------------------------------------------------------------------------
       6.62%, 1/30/01                                     20,000        19,779
-------------------------------------------------------------------------------
Unilever Capital, VR, 4(2), 6.68%, 12/7/00                20,000        20,000
-------------------------------------------------------------------------------
Variable Funding Capital, 4(2), 6.52%, 2/9/01             50,000        49,366
-------------------------------------------------------------------------------
Verizon Global Funding, VR, 4(2), 6.69%, 12/15/00         25,000        24,993
-------------------------------------------------------------------------------
Woolwich, 6.50%, 1/25/01                                  50,000        49,504
-------------------------------------------------------------------------------
Yale University
       6.52%, 1/16 - 2/21/01                              29,285        28,896
-------------------------------------------------------------------------------
ZCM Matched Funding
    4(2)
       6.53%, 12/5/00                                      4,166         4,163
-------------------------------------------------------------------------------
       6.57%, 12/1/00                                      3,940         3,940
-------------------------------------------------------------------------------
Total Commercial Paper (Cost  $3,035,920)                            3,035,920
-------------------------------------------------------------------------------

MEDIUM-TERM NOTES  10%
Associates Corp. of North America, 6.75%, 10/31/01         2,800         2,798
-------------------------------------------------------------------------------
AT&T Capital
    VR
       6.973%, 1/10/01                                     2,000         2,001
-------------------------------------------------------------------------------
       7.503%, 12/1/00                                    21,250        21,250
-------------------------------------------------------------------------------
Banc One, VR, 6.80%, 12/26/00                             10,000        10,005
-------------------------------------------------------------------------------
Bank of Scotland Treasury Services, VR, 6.77%, 1/19/01    59,500        59,498
-------------------------------------------------------------------------------
BankBoston, VR, 6.876%, 2/26/01                           21,000        21,019
-------------------------------------------------------------------------------
Beta Finance, (144a), 6.75%, 3/15/01 +                     9,500         9,500
-------------------------------------------------------------------------------
Caterpillar International Finance, VR, 6.809%, 1/30/01    15,000        15,003
-------------------------------------------------------------------------------
CIT Group, VR, 6.604%, 12/6/00                             9,900         9,897
-------------------------------------------------------------------------------
Credit Suisse First Boston International (Guernsey), VR, (144a)
       6.619%, 12/18/00 +                                 10,000        10,000
-------------------------------------------------------------------------------
Diageo, 6.24%, 12/4/00                                    48,900        48,900
-------------------------------------------------------------------------------
First Security Auto Owner Trust, VR, 6.773%, 7/16/01       4,368         4,368
-------------------------------------------------------------------------------
Ford Motor Credit, VR, 6.968%, 7/16/01                     3,000         3,003
-------------------------------------------------------------------------------
General Motors Acceptance Corporation, VR,
        6.891%, 2/23/01                                    5,000         5,002
-------------------------------------------------------------------------------
Goldman Sachs Group
    VR
       6.619%, 12/19/00 +                                 50,000        50,000
-------------------------------------------------------------------------------
       6.664%, 12/8/00 +                                  25,000        25,000
-------------------------------------------------------------------------------
Household Finance
    VR
       6.737%, 12/27/00                               $   18,000  $     18,019
-------------------------------------------------------------------------------
       6.851%, 2/5/01                                     23,400        23,405
-------------------------------------------------------------------------------
       6.871%, 2/26/01                                     7,000         7,006
-------------------------------------------------------------------------------

International Lease Finance, 5.875%, 1/15/01               8,600         8,593
-------------------------------------------------------------------------------
KFW International Finance, 9.50%, 12/15/00                 3,915         3,920
-------------------------------------------------------------------------------
Merrill Lynch, VR, 6.861%, 2/7/01                         16,500        16,506
-------------------------------------------------------------------------------
National Rural Utilities, 6.10%, 12/22/00                  5,000         4,999
-------------------------------------------------------------------------------
Northern Rock, VR, (144a), 6.619%, 12/20/00               19,750        19,750
-------------------------------------------------------------------------------
Rabobank Optional Redemption Trust, (144a), VR,
         6.62%, 12/18/00                                   5,313        5,313
-------------------------------------------------------------------------------
Sigma Finance, (144a)
    VR, 6.61%, 12/15/00 +                                 50,000        49,996
-------------------------------------------------------------------------------
       6.75%, 3/15/01 +                                   40,000        40,000
-------------------------------------------------------------------------------
Strategic Money Market Trust, (144a)
    VR
       6.64%, 12/13/00 +                                  15,000        15,000
-------------------------------------------------------------------------------
       6.66%, 12/13/00 +                                  50,000        50,000
-------------------------------------------------------------------------------
World Omni Auto Receivables Trust, VR, 6.694%, 8/15/00     4,801         4,801
-------------------------------------------------------------------------------
Total Medium-Term Notes (Cost  $564,552)                               564,552
-------------------------------------------------------------------------------

FUNDING AGREEMENTS  2.3%
Allstate Life Insurance, VR, 6.77%, 12/1/00 +             25,000        25,000
-------------------------------------------------------------------------------
Peoples Benefit
    VR
       6.76%, 12/1/00 +                                   40,000        40,000
-------------------------------------------------------------------------------
       6.77%, 12/1/00 +                                   25,000        25,000
-------------------------------------------------------------------------------
Protective Life Insurance, VR, 6.83%, 12/1/00 +           12,500        12,500
-------------------------------------------------------------------------------
Security Life Of Denver, 6.666%, 12/28/00 +               25,000        25,000
-------------------------------------------------------------------------------
Total Funding Agreements (Cost  $127,500)                              127,500
-------------------------------------------------------------------------------
Total Investments in Securities
100.5% of Net Assets (Cost $5,644,480)                            $  5,644,480

Other Assets Less Liabilities                                          (30,457)

NET ASSETS                                                        $  5,614,023

Net Assets Consist of:
Accumulated net investment income - net of distributions          $        735
Accumulated net realized gain/loss - net of distributions                  696
Paid-in-capital applicable to 5,614,085,574 shares of $0.01 par
value capital stock outstanding; 15,000,000,000 shares authorized    5,612,592
-------------------------------------------------------------------------------
NET ASSETS                                                        $  5,614,023
NET ASSET VALUE PER SHARE
Prime Reserve shares
  ($5,557,939,620 / 5,558,001,301 shares outstanding)             $       1.00
Prime Reserve PLUS shares
  ($56,083,631 / 56,084,273 shares outstanding)                   $       1.00


   +  Private Placement
 ECN  Extendible Commercial Note
  VR  Variable Rate
4(2) Commercial Paper sold within terms of a private placement memorandum, exempt from registration under section 4.2 of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors".
144a Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers -- total of such securities at period-end amounts to 3.6% of net assets.

  The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------                                     Unaudited
STATEMENT OF OPERATIONS
-----------------------                                           In thousands

                                                                      6 Months
                                                                         Ended
                                                                      11/30/00
  Investment Income (Loss)
  Interest income                                                $    190,262
--------------------------------------------------------------------------------
  Expenses
   Investment management                                               10,444
   Shareholder servicing
     Prime Reserve shares                                               4,799
     Prime Reserve PLUS shares                                            100
   Prospectus and shareholder reports                                     239
   Custody and accounting                                                 210
   Registration                                                            65
   Directors                                                               14
   Legal and audit                                                          8
   Miscellaneous                                                          314
--------------------------------------------------------------------------------
   Total expenses                                                      16,193
   Expenses paid indirectly                                               (27)
--------------------------------------------------------------------------------
   Net expenses                                                        16,166
--------------------------------------------------------------------------------
  Net investment income (loss)                                        174,096
  Realized Gain (Loss)
   Net realized gain (loss) on securities                                  (1)
--------------------------------------------------------------------------------
  INCREASE (DECREASE) IN NET
  ASSETS FROM OPERATIONS                                         $    174,095

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------                                     Unaudited
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------                                In thousands

                                                       6 Months           Year
                                                          Ended          Ended
                                                       11/30/00        5/31/00
  Increase (Decrease) in Net Assets
  Operations
   Net investment income (loss)                      $  174,096    $   275,364
   Net realized gain (loss)                                  (1)           (83)
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from operations    174,095        275,281
-------------------------------------------------------------------------------
  Distributions to shareholders
   Net investment income
     Prime Reserve shares                              (172,550)      (273,628)
     Prime Reserve PLUS shares                           (1,546)        (1,736)
-------------------------------------------------------------------------------
   Decrease in net assets from distributions           (174,096)      (275,364)
-------------------------------------------------------------------------------
  Capital share transactions *
   Shares sold
     Prime Reserve shares                             3,517,330      9,281,286
     Prime Reserve PLUS shares                          126,509        142,392
-------------------------------------------------------------------------------
   Increase in net assets from shares sold            3,643,839      9,423,678
-------------------------------------------------------------------------------
  Distributions reinvested
     Prime Reserve shares                               166,319        263,286
     Prime Reserve PLUS shares                            1,420          1,706
-------------------------------------------------------------------------------
   Increase in net assets from
        distributions reinvested                        167,739        264,992
-------------------------------------------------------------------------------
   Shares redeemed
     Prime Reserve shares                            (3,743,961)    (9,095,273)
     Prime Reserve PLUS shares                         (120,418)      (115,500)
-------------------------------------------------------------------------------
   Decrease in net assets from shares redeemed       (3,864,379)    (9,210,773)
-------------------------------------------------------------------------------
   Increase (decrease) in net assets from
   capital share transactions                           (52,801)       477,897
-------------------------------------------------------------------------------
  Net Assets
  Increase (decrease) during period                     (52,802)       477,814
  Beginning of period                                 5,666,825      5,189,011
-------------------------------------------------------------------------------
  End of period                                      $5,614,023    $ 5,666,825

*Capital share transactions at net asset value of $1.00 per share

The accompanying notes are an integral part of these financial statements.

================================================================================

T. Rowe Price Prime Reserve Fund
--------------------------------
Unaudited                                                     November 30, 2000

NOTES TO FINANCIAL STATEMENTS
-----------------------------
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
----------------------------------------

     T. Rowe Price Prime Reserve Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The fund seeks preservation of capital, liquidity, and, consistent with these, the highest possible current income. The fund offers two classes of shares -- Prime Reserve, offered since January 26, 1976, and Prime Reserve PLUS, first offered on November 1, 1998. Prime Reserve PLUS provides expanded shareholder services, the cost of which is borne by its shareholders. Each class has exclusive voting rights on matters related solely to that class, separate voting rights on matters which relate to both classes, and, in all other respects, the same rights and obligations as the other class.

     The accompanying financial statements were prepared in accordance with generally accepted accounting principles, which require the use of estimates made by fund management.

     Valuation Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.

     Premiums and Discounts Premiums and discounts on debt securities are amortized for both financial reporting and tax purposes.

     In November, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide -- Audits of Investment Companies (the guide), which will be adopted be the fund as of June 1, 2001. The guide requires all premiums and discounts on debt securities to be amortized. Upon adoption, the fund will adjust the cost of its debt securities, and corresponding unrealized gain/loss thereon, in the amount of the cumulative amortization that would have been recognized had amortization been in effect from the purchase date of each holding. This adjustment will have no effect on the fund's net assets or results of operations.

     Class Accounting Shareholder servicing expenses are charged directly to the class to which they relate. Expenses common to both classes, investment income, and realized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Income distributions are declared by each class on a daily basis, and paid monthly.

     Other Income and expenses are recorded on the accrual basis. Investment transactions are accounted for on the trade date. Realized gains and losses are reported on the identified cost basis. Distributions to shareholders are recorded by the fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with generally accepted accounting principles. Expenses paid indirectly reflect credits earned on daily uninvested cash balances at the custodian and are used to reduce the fund's custody charges.

NOTE 2 - FEDERAL INCOME TAXES
-----------------------------

     No provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. As of May 31, 2000, the fund had $2,000 of capital loss carryforwards, all of which expires in 2008. The fund intends to retain gains realized in future periods that may be offset by available capital loss carryforwards.

     At November 30, 2000, the cost of investments for federal income tax purposes was substantially the same as for financial reporting and totaled $5,644,480,000.

NOTE 3- RELATED PARTY TRANSACTIONS
----------------------------------

     The fund is managed by T. Rowe Price Associates, Inc. (the manager or Price Associates). The investment management agreement between the fund and the manager provides for an annual investment management fee, of which $1,683,000 was payable at November 30, 2000. The fee is computed daily and paid monthly, and consists of an individual fund fee equal to 0.05% of average daily net assets and a group fee. The group fee is based on the combined assets of certain mutual funds sponsored by the manager or T. Rowe Price International, Inc. (the group). The group fee rate ranges from 0.48% for the first $1 billion of assets to 0.295% for assets in excess of $120 billion. At November 30, 2000, and for the six months then ended, the effective annual group fee rate was 0.32%. The fund pays a pro-rata share of the group fee based on the ratio of its net assets to those of the group.

     In addition, the fund has entered into agreements with Price Associates and two wholly owned subsidiaries of Price Associates, pursuant to which the fund receives certain other services. Price Associates computes the daily share price and maintains the financial records of the fund. T. Rowe Price Services, Inc. is the fund's transfe r and dividend disbursing agent and provides shareholder and administrative services to the fund. T. Rowe Price Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. The fund incurred expenses pursuant to these related party agreements totaling approximately $4,056,000 for the six months ended November 30, 2000, of which $788,000 was payable at period-end.

================================================================================

For fund and account information
or to conduct transactions,
24 hours, 7 days a week
By touch-tone telephone
Tele*Access 1-800-638-2587
By Account Access on the Internet
www.troweprice.com/access

For assistance
with your existing
fund account, call:
Shareholder Service Center
1-800-225-5132

To open a brokerage account
or obtain information, call:
1-800-638-5660

For the hearing impaired, call:
1-800-367-0763

Internet address:
www.troweprice.com

Plan Account Lines for retirement
plan participants:
The appropriate 800 number appears
on your retirement account statement.

T. Rowe Price Associates
100 East Pratt Street
Baltimore, Maryland  21202

This report is authorized for distribution only to shareholders and to others who have received a copy of the prospectus appropriate to the fund or funds covered in this report.

Walk-In Investor Centers:
For directions, call 1-800-225-5132
or visit our Web site at
www.troweprice.com/investorcenters

Baltimore Area
Downtown - new address
105 East Lombard Street
Owings Mills
Three Financial Center
4515 Painters Mill Road

Boston Area
386 Washington Street
Wellesley

Colorado Springs
2260 Briargate Parkway

Los Angeles Area
Warner Center
21800 Oxnard Street, Suite 270
Woodland Hills

San Francisco Area
1990 North California Boulevard
Suite 100
Walnut Creek

Tampa
4200 West Cypress Street
10th Floor

Washington, D.C.
900 17th Street N.W.
Farragut Square

T. Rowe Price Investment Services, Inc., Distributor.         F44-051  11/30/00